Finance Expense	12 Months Ended
Dec. 31, 2013
Finance Expense
5.	FINANCE EXPENSE

	Fiscal Year Ended December 31,
	2013	2012	2011
Interest expense - preference share dividend	—	—	(1.3)
Interest expense	(90.7)	(68.6)	(60.3)

Total finance expense	(90.7)	(68.6)	(61.6)
Capitalized interest	18.3	13.0	9.3

	(72.4)	(55.6)	(52.3)